Investment Strategy - Spirit of America Energy Fund	Mar. 27, 2026
Prospectus [Line Items]
Strategy Narrative [Text Block]

Principal Investment Strategies: The Energy Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of energy and energy related companies. The Fund seeks to achieve its investment objective through diversified exposure to U.S. and non-U.S securities of energy companies and energy related companies which are companies that are principally engaged in activities in the energy industry, such as the exploration, production, and transmission of energy or energy fuels; the making and servicing of component products for such activities; energy research; and energy conservation. As part of its investment process, the Adviser seeks investment opportunities in the energy industry that may provide steady sources of capital appreciation and current income without incurring unnecessary risks.

●	The Master Limited Partnership (“MLP”) securities in which the Fund invests are generally common units representing limited partnership interests of energy infrastructure MLPs. The Fund will invest in MLPs that derive the majority of their revenue from energy infrastructure assets and energy related assets or activities, including businesses: (i) involved in the gathering, transporting, processing, treating, terminalling, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal, (ii) primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids, (iii) that process, treat, and refine natural gas liquids and crude oil, and (iv) engaged in owning, managing, and transporting alternative energy infrastructure assets, including alternative fuels such as ethanol, hydrogen and biodiesel. The Fund may invest in MLPs of all market capitalization ranges.

●	The Fund may invest in equity securities, including common stock, preferred stock and convertible preferred stock of companies of any capitalization, whether domestic or foreign, with potential for accelerating growth, above-average growth or growth potential, increasing or consistent profitability and/or a proven history of paying consistent dividends. With respect to 20% of the Fund’s net assets, the Fund may invest in equity securities issued by non-energy related companies.

●	The Fund may invest in fixed income securities of any grade including those rated below investment grade and of any maturity, as well as non-rated fixed income securities, both short-term and long-term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible fixed income securities, corporate bonds, including high yield U.S. corporate bonds (i.e., “junk” bonds), floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”). With respect to 20% of the Fund’s net assets, the Fund may invest in these fixed income securities issued by non-energy related companies.

●	The Fund may invest in open-end and closed-end investment companies, the retail shares of actively managed and index exchange-traded funds (“ETFs”), and private equity and debt investments that generally will include traditional private equity and venture capital control positions and minority investments in MLPs and energy infrastructure companies. The Fund currently does not intend that hedge funds, collateralized loan obligations and leveraged buyouts, will be included under such private equity investments.

●	The Adviser manages the Fund to achieve investment returns that match or outperform the S&P 500® Index before deducting Fund fees, expenses and taxes, over the long term by utilizing a disciplined investment process which focuses on risk-reduction and provides a considerable current income component. In managing the Fund’s investment portfolio, the Adviser seeks to avoid riskier investments. For example, the Adviser selects the MLPs in which the Fund invests and their weightings in the Fund’s portfolio by focusing on the business risk profiles of the MLPs, and considering other factors such as liquidity. The Adviser believes that its investment process and strategy provide a compelling balance of risk/reward for shareholders.

Strategy Portfolio Concentration [Text]	The Energy Fund seeks to achieve its investment objective by investing at least 80% of its net assets plus any borrowings in a combination of securities and other assets of energy and energy related companies.